Offerings	Jun. 04, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	An indeterminate aggregate offering price and amount of securities of each class are being registered for possible issuance from time to time at indeterminate prices and by the registrant or one or more selling security holders and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 1.